CONCESSION ARRANGEMENTS RIGHTS - Intangible assets in concession arrangements - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	$ 2,040,158	$ 1,886,042	$ 1,623,670
Additions	682,696	599,678	482,528
Amortization of the year	(277,022)	(257,917)	(237,628)
Impairment charge			3,000
Effect of movements in exchange rates	(35,407)	31,564	22,874
Ending Balance	2,382,427	2,040,158	1,886,042
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	13,242,706	11,098,116	9,187,564
Ending Balance	13,557,267	13,242,706	11,098,116
Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	5,891,841	4,831,161	3,831,577
Ending Balance	5,524,828	5,891,841	4,831,161
Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	7,350,865	6,266,955	5,355,987
Ending Balance	8,032,439	7,350,865	6,266,955
Gross carrying amount [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	14,760,176	12,311,890	10,150,745
Additions	1,302,943	1,912,368	1,904,711
Reclassification to / from PPE	4,270	113	20,301
Transfer to non-current assets held for sale			2,516
Withdrawals	(6,489)	(11,724)	(5,104)
Effect of movements in exchange rates	(712,856)	547,529	238,721
Cost / (Amortization) / (Impairment loss)	587,868	2,448,286	2,161,145
Ending Balance	15,348,044	14,760,176	12,311,890
Gross carrying amount [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	7,238,835	5,893,832	4,654,890
Additions	588,454	809,085	982,508
Reclassification to / from PPE	229	113	20,301
Transfer to non-current assets held for sale			2,516
Withdrawals	(6,489)	(11,724)	(5,104)
Effect of movements in exchange rates	(712,856)	547,529	238,721
Cost / (Amortization) / (Impairment loss)	(130,662)	1,345,003	1,238,942
Ending Balance	7,108,173	7,238,835	5,893,832
Gross carrying amount [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	7,521,341	6,418,058	5,495,855
Additions	714,489	1,103,283	922,203
Reclassification to / from PPE	4,041
Cost / (Amortization) / (Impairment loss)	718,530	1,103,283	922,203
Ending Balance	8,239,871	7,521,341	6,418,058
Accumulated depreciation and amortisation [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(1,505,046)	(1,202,372)	(957,943)
Reclassification to / from PPE	(2,184)		(45)
Amortization of the year	(317,087)	(272,708)	(232,815)
Withdrawals	289	835	1,236
Effect of movements in exchange rates	41,062	(30,801)	(12,895)
Cost / (Amortization) / (Impairment loss)	(277,920)	(302,674)	(244,429)
Ending Balance	(1,782,966)	(1,505,046)	(1,202,372)
Accumulated depreciation and amortisation [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(1,339,183)	(1,055,525)	(821,017)
Reclassification to / from PPE			(45)
Amortization of the year	(277,702)	(253,692)	(222,894)
Withdrawals	289	835	1,236
Effect of movements in exchange rates	41,062	(30,801)	(12,895)
Cost / (Amortization) / (Impairment loss)	(236,351)	(283,658)	(234,508)
Ending Balance	(1,575,534)	(1,339,183)	(1,055,525)
Accumulated depreciation and amortisation [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(165,863)	(146,847)	(136,926)
Reclassification to / from PPE	(2,184)
Amortization of the year	(39,385)	(19,016)	(9,921)
Cost / (Amortization) / (Impairment loss)	(41,569)	(19,016)	(9,921)
Ending Balance	(207,432)	(165,863)	(146,847)
Accumulated impairment [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(12,424)	(11,402)	(5,238)
Impairment charge	4,613	(1,022)	(6,164)
Cost / (Amortization) / (Impairment loss)	4,613	(1,022)	(6,164)
Ending Balance	(7,811)	(12,424)	(11,402)
Accumulated impairment [member] | Gas and Energy Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(7,811)	(7,146)	(2,296)
Impairment charge		(665)	(4,850)
Cost / (Amortization) / (Impairment loss)		(665)	(4,850)
Ending Balance	(7,811)	(7,811)	(7,146)
Accumulated impairment [member] | Infrastructure Concession Arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Beginning Balance	(4,613)	(4,256)	(2,942)
Impairment charge	4,613	(357)	(1,314)
Cost / (Amortization) / (Impairment loss)	$ 4,613	(357)	(1,314)
Ending Balance		$ (4,613)	$ (4,256)